Provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Provisions and other liabilities [Abstract]
Disclosure of other provisions

(in USD million)
Asset retirement
obligations
Other

provisions and
liabilities Total
Non-current portion at 31 December 2022
11,569 4,064 15,633
Current portion at 31 December 2022 reported

as Trade, other payables and
provisions 165 494 659
Provisions and other liabilities at 31 December 2022
11,734 4,558 16,292
New or increased provisions and other liabilities
488 443 931
Change in estimates
845 25 870
Amounts charged against provisions and other liabilities
(126) (301) (427)
Effects of change in the discount rate
(276) 13 (263)
Reduction due to divestments
(403) 97 (306)
Accretion expenses
462 76 538
Reclassification, transfer and other
(174) (1,387) (1,561)
Foreign currency translation effects
(190) 62 (128)
Provisions and other liabilities at 31 December 2023
12,360 3,586 15,946
Non-current portion at 31 December 2023
12,171 3,133 15,304
Current portion at 31 December 2023 reported

as Trade, other payables and
provisions 190 452 642

Other provisions maturity

Expected timing of cash outflows
(in USD million)
Asset retirement
obligations
Other

provisions and
liabilities Total
2024 - 2028 1,512 2,580 4,092
2029 - 2033 997 342 1,339
2034 - 2038 2,605 134 2,739
2039 - 2043 4,610 (42) 4,568
Thereafter 2,636 572 3,208
At 31 December 2023 12,360 3,586 15,946